P 5/22/06

[redacted]

05077138

FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

**FORM 13F COVER PAGE**

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED AND / OR CONFIDENTIAL TREATMENT EXPIRED

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 10019

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas Sandell
Title: Principal
Phone: 212-603-5700

Signature, Place, and Date of Signing:

______________________________
(Signature)

New York, New York
(City, State)

May 12, 2005
(Date)

RECEIVED
MAY 16 2005
OFFICE OF THE SECRETARY

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

3

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

**FORM 13F**

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

**FORM 13F COVER PAGE**

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street, New York, NY 10019

13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas Sandell
Title: Principal
Phone: 212-603-5700

Signature, Place, and Date of Signing:

______________________________
(Signature)

New York, New York
(City, State)

May 12, 2005
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

## CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 3/31/05

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

| Confidential treatment Previously Requested | Open Risk Arbitrage Position | Item 1: Name of Issuer | Item 2 : Title of Class | Item 3: CUSIP Number | Item 4: Fair Market Value (X$1000) | Item 5: Shares or Principal Amount | Item 6: Investment Discretion | Item 7: Managers See Instr. V | Item 8: Voting Authority (Shares) (a) Sole | (b) Shared | (c) None |
|---|---|---|---|---|---|---|---|---|---|---|---|
| | Y | ACCREDO HEALTH INC | COM | 00437P-10-7 | 100,058 | 2,253,057 SHS | SOLE | | 2,253,057 | - | - |
| Y | | AMYLIN PHARMACEUTICALS INC | NOTE 2.250% 6/ | 032346-AB-4 | 12,806 | 14,000,000 NOTE | SOLE | | - | - | - |
| Y | | ANDREW CORP | NOTE 3.250% 8/ | 034425-AB-4 | 8,230 | 7,500,000 NOTE | SOLE | | - | - | - |
| Y | | ARMOR HOLDINGS INC | NOTE 2.000% 1 | 042260-AC-3 | 16,263 | 17,000,000 NOTE | SOLE | | - | - | - |
| | Y | BEVERLY ENTERPRISES INC | COM | 087851-30-9 | 51,249 | 4,139,700 SHS | SOLE | | 4,139,700 | - | - |
| | Y | CAESARS ENTMT INC | COM | 127687-10-1 | 260,601 | 13,168,301 SHS | SOLE | | 13,168,301 | - | - |
| Y | | CREDENCE SYSTEMS CORP | NOTE 1.500% 5/ | 225302-AF-5 | 10,517 | 11,000,000 NOTE | SOLE | | - | - | - |
| | Y | CREO INC | COM | 225606-10-2 | 27,459 | 1,709,805 SHS | SOLE | | 1,709,805 | - | - |
| | Y | DREYERS GRAND ICECREAM | COM A | 261877-10-4 | 7,052 | 87,306 SHS | SOLE | | 87,306 | - | - |
| | Y | GILLETTE CO | COM | 375766-10-2 | 1,413 | 28,000 SHS | SOLE | | 28,000 | - | - |
| | Y | GUIDANT CORP | COM | 401698-10-5 | 78,260 | 1,059,000 SHS | SOLE | | 1,059,000 | - | - |
| | Y | HIBERNIA CORP | CL A | 428656-10-2 | 147,199 | 4,598,520 SHS | SOLE | | 4,598,520 | - | - |
| | Y | INSIGHT COMMUNICATIONS INC | CL A | 45768V-10-8 | 25,770 | 2,174,700 SHS | SOLE | | 2,174,700 | - | - |
| | Y | MAY DEPARTMENT STORES CO | COM | 577778-10-3 | 367,779 | 9,934,604 SHS | SOLE | | 9,934,604 | - | - |
| | Y | MCI INC | COM | 552691-10-7 | 51,966 | 2,087,000 SHS | SOLE | | 2,087,000 | - | - |
| | Y | NEXTEL COMMUNICATIONS INC | CL A | 65332V-10-3 | 128,970 | 4,538,000 SHS | SOLE | | 4,538,000 | - | - |
| Y | Y | NEXTEL PARTNERS INC | CL A | 65333F-10-7 | 33,206 | 1,514,878 SHS | SOLE | | 1,514,878 | - | - |
| Y | | ON SEMICONDUCTOR CORP | NOTE 4/1 | 682189-AB-1 | 10,944 | 15,000,000 NOTE | SOLE | | - | - | - |
| Y | Y | PATINA OIL & GAS CORP | COM | 703224-10-5 | 4,752 | 118,800 SHS | SOLE | | 118,800 | - | - |
| | Y | PINNACLE SYSTEMS INC | COM | 723481-10-7 | 2,516 | 450,000 SHS | SOLE | | 450,000 | - | - |
| | Y | PULITZER INC | COM | 745769-10-9 | 37,562 | 589,400 SHS | SOLE | | 589,400 | - | - |
| Y | Y | SPRINT CORP | COM FON | 852061-10-0 | 455 | 20,000 SHS | SOLE | | 20,000 | - | - |
| | | SUNGARD DATA SYS INC | COM | 867363-10-3 | 136,658 | 3,961,100 SHS | SOLE | | 3,961,100 | - | - |
| | Y | SYMANTEC CORP | COM | 871503-10-8 | 1,386 | 65,000 SHS | SOLE | | 65,000 | - | - |
| | Y | TELESYSTEM INTERNATIONAL WIRELESS INC | COM | 879946-60-6 | 3,865 | 253,435 SHS | SOLE | | 253,435 | - | - |
| | Y | TOYS R US INC | COM | 892335-10-0 | 128,092 | 4,972,500 SHS | SOLE | | 4,972,500 | - | - |
| Y | Y | VERITAS SOFTWARE CORP | COM | 923436-10-9 | 150,867 | 6,497,282 SHS | SOLE | | 6,497,282 | - | - |
| | Y | WESTERN WIRELESS CORP | CL A | 95988E-20-4 | 151,756 | 3,997,800 SHS | SOLE | | 3,997,800 | - | - |

Value Total: $ 1,957,651

Entry Total: 28

END